UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-8443

Salomon Brothers Variable Series Funds Inc

(Exact name of registrant as specified in charter)

125 Broad Street, New York,	NY 10004

(Address of principal executive offices)	(Zip code)

Robert I. Frenkel, Esq.

c/o Citigroup Asset Management

300 First Stamford Place, 4th Floor

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800)725-6666

Date of fiscal year end: December 31

Date of reporting period: June 30, 2005

ITEM 1. REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual

Report

2005

JUNE 30, 2005

♦	HIGH YIELD BOND FUND

MORNING EDITION.—NEW YORK,
SAGAX.Q
11.93 +.16
SINAX.Q
21.99 +.41
13.02
J. K. RICE, JR. & CO.

R. JAY GERKEN, CFA Chairman, President and Chief Executive Officer

DEAR SHAREHOLDER,

The U.S. economy overcame a number of obstacles and continued to expand during the reporting period. Rising interest rates, record high oil prices, and geopolitical issues threatened to send the economy into a “soft patch.” However, when all was said and done, first quarter 2005 gross domestic product (“GDP”)i growth was 3.8%, mirroring the solid gain that occurred during the fourth quarter of 2004.

Given the overall strength of the economy, the Federal Reserve Board (“Fed”)ii continued to raise interest rates over the period in an attempt to ward off inflation. Following five rate hikes from June 2004 through December 2004, the Fed again increased its target for the federal funds rateiii in 0.25% increments four additional times during the reporting period. The Fed’s nine rate hikes brought the target for the federal funds rate from 1.00% to 3.25%. Following the end of the reporting period, at their August meeting, the Fed further increased the target rate by 0.25% to 3.50%.

During the reporting period, the fixed-income market confounded many investors as short-term interest rates rose in concert with the Fed rate tightening, while longer-term rates, surprisingly, declined. When the period began, the federal fund target rate was 2.25% and the yield on the 10-year Treasury was 4.24%. When the reporting period ended, the federal funds rate rose to 3.25% and the 10-year yield fell to 3.92%. Declining long-term rates, mixed economic data, and periodic flights to quality all supported bond prices. Looking at the six-month period as a whole, the overall bond market, as measured by the Lehman Brothers Aggregate Bond Index,iv returned 2.51%.

The high yield market was extremely volatile during the reporting period. After a strong start, high yield bonds fell sharply in March and April 2005. This reversal occurred as investors became concerned over the bond downgrades for General Motors and Ford Motor Company. However, the high yield market then rallied sharply in May and June as the uncertainty surrounding the downgrades lifted and investors searched for incremental yield. Over the six-month period, the Citigroup High Yield Market Indexv returned 0.82%.

During the six-month period, emerging markets debt, as represented by the J.P. Morgan Emerging Markets Bond Index Global (“EMBIG”)vi returned 5.11%. While there was a period of weakness in February and March, overall the asset class generated solid results. Strong country fundamentals and market technicals outweighed the downward pressure exerted throughout the period by Fed tightening. In addition, continued strength in commodity prices, including metals, agriculture, and oil, provided positive support for many emerging market countries.

PERFORMANCE UPDATE1

For the six months ended June 30, 2005, Class I shares of the Salomon Brothers Variable High Yield Bond Fund returned 1.52%. These shares outperformed the Lipper Variable High Current Yield Funds Category Average,2 which increased 0.45%. The Fund’s unmanaged benchmark, the Citigroup High Yield Market Index, returned 0.82% for the same period.

[1]	The Fund is an underlying investment option of various variable annuity and variable life insurance products. The Fund’s performance returns do not reflect the deduction of initial sales charges and expenses imposed in connection with investing in variable annuity contracts, such as administrative fees, account charges and surrender charges which, if reflected, would reduce the performance of the Fund. Past performance is no guarantee of future results.
[2]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended June 30, 2005, including the reinvestment of dividends and capital gains, if any, calculated among the 89 funds in the Fund’s Lipper category, and excluding sales charges.

PERFORMANCE SNAPSHOT

AS OF JUNE 30, 2005

(unaudited)

6 Months

Variable High Yield Bond Fund — Class I Shares	1.52%

Citigroup High Yield Market Index	0.82%

Lipper Variable High Current Yield Funds Category Average	0.45%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

The 30-Day SEC Yield for Class I and Class II were 6.71% and 6.46%, respectively. Current reimbursements and/or fee waivers are voluntary, and may be reduced or terminated at any time. Absent these reimbursements or waivers, performance would have been 6.67% for Class I and 6.42% for Class II, respectively.

Fund returns assume the reinvestment of all distributions at net asset value and the deduction of all Fund expenses. Class II shares returned 1.31% over the six months ended June 30, 2005.

SPECIAL SHAREHOLDER NOTICE

On June 24, 2005, Citigroup Inc. (“Citigroup”) announced that it has signed a definitive agreement under which Citigroup will sell substantially all of its worldwide asset management business to Legg Mason, Inc. (“Legg Mason”).

As part of this transaction, Salomon Brothers Asset Management Inc (the “Manager”), currently an indirect wholly owned subsidiary of Citigroup, would become an indirect wholly owned subsidiary of Legg Mason. The Manager is the investment manager to the Fund.

The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, Citigroup expects the transaction to be completed later this year.

Under the Investment Company Act of 1940, consummation of the transaction will result in the automatic termination of the investment management contract between the Fund and the Manager. Therefore, the Fund’s Board of Directors will be asked to approve a new investment management contract between the Fund and the Manager. If approved by the Board, the new investment management contract will be presented to the shareholders of the Fund for their approval.

Subsequently, on August 12, 2005, the Board approved the new investment contract between the Fund and the Manager.

INFORMATION ABOUT YOUR FUND

As you may be aware, several issues in the mutual fund industry have recently come under the scrutiny of federal and state regulators. The Fund’s Manager and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Fund has been informed that the Manager and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

Important information concerning the Fund and its Manager with regard to recent regulatory developments is contained in the “Additional Information” note in the Notes to the Financial Statements included in this report.

As always, thank you for your continued confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

August 15, 2005

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. High yield bonds involve greater credit and liquidity risks than investment grade bonds. Investing in foreign securities is subject to certain risks not associated with domestic investing, such as currency fluctuations, and changes in political and economic conditions. These risks are magnified in emerging or developing markets.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	Gross domestic product is a market value of goods and services produced by labor and property in a given country.
ii	The Federal Reserve Board is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.
iii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.
iv	The Lehman Brothers Aggregate Bond Index is a broad-based bond index comprised of Government, Corporate, Mortgage and Asset-backed issues, rated investment grade or higher, and having at least one year to maturity.
[v]	The Citigroup High Yield Market Index is a broad-based unmanaged index of high yield securities.
vi	J.P. Morgan Emerging Markets Bond Index Global (EMBI Global) tracks total returns for U.S. dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds, and local market instruments. Countries covered are Algeria, Argentina, Brazil, Bulgaria, Chile, China, Colombia, Cote d’Ivoire, Croatia, Ecuador, Greece, Hungary, Lebanon, Malaysia, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Russia, South Africa, South Korea, Thailand, Turkey and Venezuela.

Fund at a Glance

(unaudited)

Fund Expenses

(unaudited)

EXAMPLE

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2005 and held for the six months ended June 30, 2005.

ACTUAL EXPENSES

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Actual Total Return(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(3)
Class I	1.52%	$1,000.00	$1,015.20	1.00%	$5.00
Class II	1.31	1,000.00	1,013.10	1.25	6.24
(1)	For the six months ended June 30, 2005.
(2)	Assumes reinvestment of dividends and capital gains distributions, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.
(3)	Expenses (net of voluntary fee waiver) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Fund Expenses

(unaudited) (continued)

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(2)
Class I	5.00%	$1,000.00	$1,019.84	1.00%	$5.01
Class II	5.00	1,000.00	1,018.60	1.25	6.26
(1)	For the six months ended June 30, 2005.
(2)	Expenses (net of voluntary fee waiver) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Schedule of Investments

June 30, 2005 (unaudited)

Face Amount	Security	Value
CORPORATE BONDS & NOTES — 71.6%
Advertising — 0.7%
$100,000	Interep National Radio Sales, Inc., Senior Subordinated Notes, Series B, 10.000% due 7/1/08 (a)	$83,625
75,000	R.H. Donnelley Finance Corp. I, Senior Subordinated Notes, 10.875% due 12/15/12 (b)	87,563
67,000	SITEL Corp., Senior Subordinated Notes, 9.250% due 3/15/06	66,665
200,000	Vertis, Inc., Senior Secured Notes, 9.750% due 4/1/09	209,000

	Total Advertising	446,853

Aerospace/Defense — 2.6%
275,000	Alliant Techsystems, Inc., Senior Subordinated Notes, 8.500% due 5/15/11	294,937
	DRS Technologies, Inc., Senior Subordinated Notes:
175,000	6.875% due 11/1/13	182,000
25,000	6.875% due 11/1/13 (b)	26,000
360,000	L-3 Communications Corp., Senior Subordinated Notes, 7.625% due 6/15/12	385,200
150,000	Moog, Inc., Senior Subordinated Notes, 6.250% due 1/15/15	150,375
	Sequa Corp., Senior Notes:
250,000	9.000% due 8/1/09	276,875
175,000	Series B, 8.875% due 4/1/08	189,875
150,000	Titan Corp., 8.000% due 5/15/11	161,625

	Total Aerospace/Defense	1,666,887

Airlines — 0.2%
	Continental Airlines, Inc., Pass-Through Certificates:
35,602	Series 1998-1C, Series B, 6.541% due 9/15/08	31,784
100,000	Series 1998-3, 7.250% due 11/1/05	97,191

	Total Airlines	128,975

Apparel — 0.6%
	Levi Strauss & Co., Senior Notes:
50,000	8.254% due 4/1/12 (c)	47,500
85,000	12.250% due 12/15/12 (a)	93,288
150,000	9.750% due 1/15/15	149,625
100,000	Tommy Hilfiger USA, Inc., 6.850% due 6/1/08	101,000

	Total Apparel	391,413

Auto Manufacturers — 1.5%
	Ford Motor Co.:
50,000	Bonds, 6.625% due 10/1/28	39,324
975,000	Notes, 7.450% due 7/16/31 (a)	816,028
100,000	General Motors Corp., Senior Debentures, 8.375% due 7/15/33 (a)	84,000

	Total Auto Manufacturers	939,352

Auto Parts & Equipment — 0.9%
175,000	Keystone Automotive Operations, Inc., Senior Subordinated Notes, 9.750% due 11/1/13	174,125
125,000	Rexnord Corp., Senior Subordinated Notes, 10.125% due 12/15/12	137,500
50,000	Tenneco Automotive, Inc., Senior Secured Notes, Series B, 10.250% due 7/15/13	56,750
189,000	TRW Automotive, Inc., Senior Notes, 9.375% due 2/15/13	210,262

	Total Auto Parts & Equipment	578,637

Beverages — 0.4%
225,000	Constellation Brands, Inc., Senior Subordinated Notes, Series B, 8.125% due 1/15/12 (a)	241,875

Building Materials — 0.8%
125,000	Associated Materials, Inc., Senior Subordinated Notes, 9.750% due 4/15/12	130,000
100,000	Nortek, Inc., Senior Subordinated Notes, 8.500% due 9/1/14	93,500
175,000	Ply Gem Industries, Inc., Senior Subordinated Notes, 9.000% due 2/15/12	148,750
125,000	Texas Industries, Inc., Senior Notes, 7.250% due 7/15/13 (b)	128,750

	Total Building Materials	501,000

See Notes to Financial Statements.

Schedule of Investments

June 30, 2005 (unaudited) (continued)

Face Amount	Security	Value
Chemicals — 4.3%
$175,000	Acetex Corp., Senior Notes, 10.875% due 8/1/09	$184,625
25,000	Airgas, Inc., Senior Subordinated Notes, 9.125% due 10/1/11	27,125
27,272	Applied Extrusion Technologies, Inc., Senior Notes, 12.000% due 3/15/12 (a)(b)(d)	27,340
150,000	Arco Chemical Co., Debentures, 9.800% due 2/1/20	168,750
50,000	Compass Minerals Group, Inc., Senior Subordinated Notes, 10.000% due 8/15/11	54,750
200,000	Equistar Chemicals LP, Senior Notes, 10.625% due 5/1/11	221,750
150,000	Ethyl Corp., Senior Notes, 8.875% due 5/1/10	156,187
100,000	FMC Corp., Medium-Term Notes, Series A, 7.000% due 5/15/08	106,000
100,000	Hercules, Inc., Senior Subordinated Notes, 6.750% due 10/15/29	97,500
150,000	Huntsman Advanced Materials LLC, Senior Secured Notes, 11.000% due 7/15/10	170,250
	Huntsman International LLC:
75,000	Senior Notes, 9.875% due 3/1/09	80,625
150,000	Senior Subordinated Notes, 10.125% due 7/1/09 (a)	155,062
150,000	ISP Chemco, Inc., Senior Subordinated Notes, Series B, 10.250% due 7/1/11	164,250
175,000	Lyondell Chemical Co., Senior Secured Notes, 11.125% due 7/15/12	199,500
75,000	Methanex Corp., Senior Notes, 8.750% due 8/15/12 (a)	86,156
160,000	Millennium America, Inc., Senior Notes, 9.250% due 6/15/08 (a)	174,000
175,000	OM Group, Inc., Senior Subordinated Notes, 9.250% due 12/15/11	175,875
25,000	PQ Corp., 7.500% due 2/15/13 (b)	24,688
125,000	Resolution Performance Products Inc., Senior Subordinated Notes, 13.500% due 11/15/10 (a)	135,000
50,000	Resolution Performance Products LLC/RPP Capital Corp., Secured Notes, 9.500% due 4/15/10	51,750
	Rhodia SA:
	Senior Notes:
50,000	7.625% due 6/1/10 (a)	48,750
75,000	10.250% due 6/1/10 (a)	80,813
100,000	Senior Subordinated Notes, 8.875% due 6/1/11 (a)	96,750
49,000	Westlake Chemical Corp., Senior Notes, 8.750% due 7/15/11	53,533

	Total Chemicals	2,741,029

Commercial Services — 1.7%
75,000	Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due 7/15/11	73,500
50,000	Brand Services, Inc., Senior Notes, 12.000% due 10/15/12	53,750
	Cenveo Corp.:
125,000	Senior Notes, 9.625% due 3/15/12	135,625
100,000	Senior Subordinated Notes, 7.875% due 12/1/13	95,500
100,000	Corrections Corporation of America, Senior Notes, 6.250% due 3/15/13	99,750
225,000	DI Finance/DynCorp International LLC, Senior Subordinated Notes, 9.500% due 2/15/13 (b)	210,375
	Iron Mountain, Inc., Senior Subordinated Notes:
75,000	8.625% due 4/1/13	78,000
350,000	7.750% due 1/15/15	353,500

	Total Commercial Services	1,100,000

Computers — 0.2%
125,000	Seagate Technology HDD Holdings, Senior Notes, 8.000% due 5/15/09 (a)	133,594

Cosmetics/Personal Care — 0.2%
150,000	DEL Laboratories, Inc., Senior Subordinated Notes, 8.000% due 2/1/12 (b)	129,750

Distribution/Wholesale — 0.3%
165,000	Home Interiors & Gifts, Inc., Senior Subordinated Notes, 10.125% due 6/1/08	107,250
108,000	Wesco Distribution, Inc., Senior Subordinated Notes, Series B, 9.125% due 6/1/08	110,160

	Total Distribution/Wholesale	217,410

Diversified Financial Services — 3.2%
	Alamosa Delaware, Inc.:
169,000	Senior Discount Notes, (zero coupon until 7/31/05, 12.000% thereafter), due 7/31/09 (c)	187,168
100,000	Senior Notes, 11.000% due 7/31/10	112,625

See Notes to Financial Statements.

Schedule of Investments

June 30, 2005 (unaudited) (continued)

Face Amount	Security	Value
Diversified Financial Services — 3.2% (continued)
$163,000	BCP Caylux Holdings Luxembourg SA, Senior Subordinated Notes, 9.625% due 6/15/14	$183,375
	General Motors Acceptance Corp.:
625,000	Bonds, 8.000% due 11/1/31	559,132
75,000	Medium-Term Notes, Series E, 6.000% due 7/3/08	88,698
	Notes:
100,000	7.250% due 3/2/11	93,873
300,000	6.750% due 12/1/14 (a)	268,851
175,000	Global Cash Access LLC/Global Cash Finance Corp., Senior Subordinated Notes, 8.750% due 3/15/12	191,188
150,000	Sensus Metering Systems, Inc., Senior Subordinated Notes, 8.625% due 12/15/13	140,250
200,000	Vanguard Health Holdings Co. II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	217,000

	Total Diversified Financial Services	2,042,160

Electric — 4.4%
	AES Corp., Senior Notes:
50,000	9.500% due 6/1/09 (a)	56,000
250,000	9.375% due 9/15/10	284,375
75,000	8.875% due 2/15/11 (a)	84,000
25,000	7.750% due 3/1/14	27,250
151,000	Allegheny Energy Supply Statutory Trust, Secured Notes, Series A, 10.250% due 11/15/07 (b)	166,855
	Calpine Corp.:
320,000	Second Priority Senior Secured Notes, 8.500% due 7/15/10 (a)(b)	248,000
50,000	Senior Notes, 7.875% due 4/1/08 (a)	35,250
100,000	Calpine Generating Co. LLC, Senior Secured Notes, 12.390% due 4/1/11 (c)	91,500
	Edison Mission Energy, Senior Notes:
25,000	10.000% due 8/15/08	28,187
125,000	7.730% due 6/15/09	132,344
175,000	9.875% due 4/15/11	205,844
	Mirant Americas Generation LLC, Senior Notes:
50,000	7.625% due 5/1/06 (e)	58,125
300,000	8.300% due 5/1/11 (a)(e)	345,750
125,000	9.125% due 5/1/31	135,937
274,000	NRG Energy, Inc., Senior Secured Notes, 8.000% due 12/15/13 (b)	290,440
	Reliant Energy, Inc., Secured Notes:
150,000	9.250% due 7/15/10	164,250
275,000	9.500% due 7/15/13	306,625
100,000	Texas Genco LLC/Texas Genco Financing Corp., Senior Notes, 6.875% due 12/15/14 (b)	105,750

	Total Electric	2,766,482

Electrical Components & Equipment — 0.2%
125,000	Kinetek, Inc., Senior Notes, Series D, 10.750% due 11/15/06	114,375

Electronics — 0.2%
50,000	Muzak LLC, Senior Subordinated Notes, 9.875% due 3/15/09 (a)	24,375
125,000	Muzak LLC/Muzak Finance Corp., Senior Notes, 10.000% due 2/15/09	104,375

	Total Electronics	128,750

Entertainment — 2.6%
275,000	Cinemark, Inc., Senior Discount Notes, (zero coupon until 3/15/09, 9.750% thereafter), due 3/15/14 (c)	184,250
175,000	Herbst Gaming, Inc., Senior Subordinated Notes, 8.125% due 6/1/12	186,375
225,000	Isle of Capri Casinos, Inc., Senior Subordinated Notes, 7.000% due 3/1/14	227,250
25,000	LCE Acquisition Corp., Senior Subordinated Notes, 9.000% due 8/1/14 (b)	24,313
	Mohegan Tribal Gaming Authority, Senior Subordinated Notes:
75,000	7.125% due 8/15/14	78,938
125,000	6.875% due 2/15/15 (b)	128,437
225,000	Penn National Gaming, Inc., Senior Subordinated Notes, 6.750% due 3/1/15 (b)	224,437
	Pinnacle Entertainment, Inc., Senior Subordinated Notes:
75,000	8.250% due 3/15/12	78,375

See Notes to Financial Statements.

Schedule of Investments

June 30, 2005 (unaudited) (continued)

Face Amount	Security	Value
Entertainment — 2.6% (continued)
$100,000	8.750% due 10/1/13 (a)	$106,500
225,000	Seneca Gaming Corp., Senior Notes, 7.250% due 5/1/12 (b)	233,719
	Six Flags, Inc., Senior Notes:
75,000	9.750% due 4/15/13 (a)	71,156
100,000	9.625% due 6/1/14 (a)	94,000

	Total Entertainment	1,637,750

Environmental Control — 1.1%
	Aleris International, Inc., Senior Secured Notes:
25,000	9.000% due 11/15/14	26,000
150,000	10.375% due 10/15/10	165,375
	Allied Waste North America, Inc.:
	Senior Notes:
50,000	7.875% due 4/15/13 (a)	51,375
100,000	7.250% due 3/15/15 (b)	97,250
	Series B, Senior Secured Notes:
50,000	8.500% due 12/1/08	52,688
67,000	9.250% due 9/1/12	72,695
225,000	7.375% due 4/15/14 (a)	209,250
125,000	Safety-Kleen Services, Inc., Senior Subordinated Notes, 9.250% due 6/1/08 (d)(e)	501

	Total Environmental Control	675,134

Food — 1.1%
75,000	Ahold Finance USA, Inc., Notes, 8.250% due 7/15/10	82,875
46,590	Ahold Lease USA, Inc., Pass-Through Certificates, Series 2001 A-1, 7.820% due 1/2/20	50,347
	Doane Pet Care Co.:
25,000	Senior Notes, 10.750% due 3/1/10	26,562
150,000	Senior Subordinated Notes, 9.750% due 5/15/07	146,625
75,000	Pilgrim’s Pride Corp., Senior Subordinated Notes, 9.250% due 11/15/13	83,625
225,000	Pinnacle Foods Holding Corp., Senior Subordinated Notes, 8.250% due 12/1/13 (a)	202,500
50,000	Swift & Co., Senior Notes, 10.125% due 10/1/09	54,750
67,000	United Agri Products, Senior Notes, 8.250% due 12/15/11	69,680

	Total Food	716,964

Forest Products & Paper — 2.3%
165,000	Abitibi-Consolidated, Inc., Debentures, 8.850% due 8/1/30	158,813
	Appleton Papers, Inc.:
100,000	Senior Notes, 8.125% due 6/15/11	98,000
75,000	Senior Subordinated Notes, Series B, 9.750% due 6/15/14	72,750
100,000	Blue Ridge Paper Products, Inc., Secured Notes, 9.500% due 12/15/08 (a)	96,000
225,000	Boise Cascade LLC, Senior Subordinated Notes, 7.125% due 10/15/14 (b)	222,187
175,000	Bowater, Inc., Notes, 6.500% due 6/15/13 (a)	173,688
	Buckeye Technologies, Inc.:
25,000	Senior Notes, 8.500% due 10/1/13	25,625
	Senior Subordinated Notes:
65,000	9.250% due 9/15/08 (a)	65,325
150,000	8.000% due 10/15/10 (a)	144,750
175,000	Newark Group, Inc., Senior Subordinated Notes, 9.750% due 3/15/14	161,875
125,000	Norske Skog Canada Ltd., Senior Notes, Series D, 8.625% due 6/15/11	129,531
150,000	Smurfit Capital Funding PLC, Debentures, 7.500% due 11/20/25	141,750

	Total Forest Products & Paper	1,490,294

Health Care-Products — 0.4%
175,000	Medical Device Manufacturing, Inc., Senior Subordinated Notes, 10.000% due 7/15/12	189,000
50,000	Sybron Dental Specialties, Inc., Senior Subordinated Notes, 8.125% due 6/15/12	53,750

	Total Health Care-Products	242,750

See Notes to Financial Statements.

Schedule of Investments

June 30, 2005 (unaudited) (continued)

Face Amount	Security	Value
Health Care-Services — 4.0%
$150,000	AmeriPath, Inc., Senior Subordinated Notes, 10.500% due 4/1/13	$152,625
175,000	Community Health Systems, Inc., Senior Subordinated Notes, 6.500% due 12/15/12	178,938
100,000	DaVita, Inc., Senior Subordinated Notes, 7.250% due 3/15/15 (b)	103,250
	Extendicare Health Services, Inc.:
75,000	Senior Notes, 9.500% due 7/1/10	81,375
175,000	Senior Subordinated Notes, 6.875% due 5/1/14 (a)	174,563
200,000	Genesis HealthCare Corp., Senior Subordinated Notes, 8.000% due 10/15/13 (a)	217,500
	HCA, Inc.:
675,000	Debentures, 7.050% due 12/1/27	680,656
100,000	Senior Notes, 6.375% due 1/15/15	104,011
250,000	IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	272,500
75,000	Insight Health Services Corp., Senior Subordinated Notes, Series B, 9.875% due 11/1/11	58,875
175,000	National Mentor, Inc., Senior Subordinated Notes, 9.625% due 12/1/12 (b)	185,062
	Tenet Healthcare Corp., Senior Notes:
75,000	6.500% due 6/1/12 (a)	71,625
225,000	7.375% due 2/1/13 (a)	223,312
75,000	6.875% due 11/15/31	63,375

	Total Health Care-Services	2,567,667

Holding Companies-Diversified — 0.3%
175,000	Atlantic Broadband Finance LLC, Senior Subordinated Notes, 9.375% due 1/15/14 (a)(b)	165,375

Home Furnishings — 0.4%
58,000	Applica, Inc., Senior Subordinated Notes, 10.000% due 7/31/08 (a)	53,070
100,000	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	103,500
100,000	Sealy Mattress Co., Senior Subordinated Notes, 8.250% due 6/15/14	101,500

	Total Home Furnishings	258,070

Household Products/Wares — 0.2%
150,000	Playtex Products, Inc., Senior Subordinated Notes, 9.375% due 6/1/11 (a)	158,625

Internet — 0.3%
170,000	FTD, Inc., Senior Subordinated Notes, 7.750% due 2/15/14	167,450

Iron/Steel — 0.1%
75,000	AK Steel Corp., Senior Notes, 7.875% due 2/15/09 (a)	68,625

Leisure Time — 1.1%
175,000	AMF Bowling Worldwide, Inc., Senior Subordinated Notes, 10.000% due 3/1/10	177,625
150,000	Equinox Holdings, Inc., Senior Notes, 9.000% due 12/15/09	155,625
100,000	Icon Health & Fitness, Inc., Senior Subordinated Notes, 11.250% due 4/1/12 (a)	77,000
100,000	Leslie’s Poolmart, Senior Notes, 7.750% due 2/1/13	101,500
175,000	Riddell Bell Holdings, Inc., Senior Subordinated Notes, 8.375% due 10/1/12	176,312

	Total Leisure Time	688,062

Lodging — 3.8%
150,000	Ameristar Casinos, Inc., Senior Subordinated Notes, 10.750% due 2/15/09	163,875
175,000	Boyd Gaming Corp., Senior Subordinated Notes, 6.750% due 4/15/14 (a)	180,250
	Caesars Entertainment, Inc.:
100,000	Senior Notes, 7.000% due 4/15/13 (a)	111,500
	Senior Subordinated Notes:
50,000	9.375% due 2/15/07	53,875
100,000	8.125% due 5/15/11	115,500
225,000	Gaylord Entertainment Co., Senior Notes, 6.750% due 11/15/14	221,062
17,000	HMH Properties, Inc., Senior Secured Notes, Series B, 7.875% due 8/1/08	17,340
150,000	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10 (a)	174,000
50,000	John Q. Hammons Hotels LP, First Mortgage Senior Notes, Series B, 8.875% due 5/15/12	54,750
175,000	Kerzner International Ltd., Senior Subordinated Notes, 8.875% due 8/15/11	188,125
175,000	Las Vegas Sands Corp., Senior Notes, 6.375% due 2/15/15 (a)(b)	171,938

See Notes to Financial Statements.

Schedule of Investments

June 30, 2005 (unaudited) (continued)

Face Amount	Security	Value
Lodging — 3.8% (continued)
	MGM MIRAGE, Inc.:
$ 25,000	Senior Notes, 6.750% due 9/1/12	$25,875
	Senior Subordinated Notes:
125,000	9.750% due 6/1/07	136,094
175,000	8.375% due 2/1/11 (a)	191,625
375,000	Station Casinos, Inc., Senior Subordinated Notes, 6.875% due 3/1/16	387,187
200,000	Turning Stone Casino Resort Enterprise, Senior Notes, 9.125% due 12/15/10 (b)	212,500

	Total Lodging	2,405,496

Machinery-Construction & Mining — 0.3%
	Terex Corp., Senior Subordinated Notes:
75,000	9.250% due 7/15/11	81,750
75,000	Series B, 10.375% due 4/1/11	81,750

	Total Machinery-Construction & Mining	163,500

Machinery-Diversified — 0.3%
75,000	Case New Holland, Inc., Senior Notes, 9.250% due 8/1/11	79,125
50,000	Dresser-Rand Group, Inc., Senior Subordinated Notes, 7.375% due 11/1/14 (b)	52,250
50,000	NMHG Holding Co., 10.000% due 5/15/09	52,750

	Total Machinery-Diversified	184,125

Media — 7.5%
225,000	Cablevision Systems Corp., Senior Notes, Series B, 7.890% due 4/1/09 (c)	226,687
175,000	Cadmus Communications Corp., Senior Subordinated Notes, 8.375% due 6/15/14	180,906
200,000	CanWest Media, Inc., Senior Subordinated Notes, 8.000% due 9/15/12	211,500
175,000	CBD Media Holdings LLC, Senior Notes, 9.250% due 7/15/12 (a)	178,062
	Charter Communications Holdings LLC:
	Senior Discount Notes:
145,000	9.920% due 4/1/11	106,575
100,000	Zero coupon until 1/15/05, 11.750% thereafter, due 1/15/10 (a)(c)	79,000
450,000	Zero coupon until 5/15/06, 11.750% thereafter, due 5/15/11 (c)	300,375
35,000	Zero coupon until 1/15/07, 12.125% thereafter, due 1/15/12 (c)	20,388
	Senior Notes:
225,000	10.250% due 1/15/10	168,187
25,000	10.000% due 5/15/11 (a)	18,375
75,000	CSC Holdings, Inc., Senior Subordinated Debentures, 10.500% due 5/15/16	81,000
25,000	Dex Media East LLC/Dex Media East Finance Co., Senior Notes, 9.875% due 11/15/09	27,688
73,000	Dex Media West LLC/Dex Media Finance Co., Senior Subordinated Notes, Series B, 9.875% due 8/15/13	83,585
	Dex Media, Inc., Discount Notes:
175,000	Step bond to yield 7.803% due 11/15/13 (a)	141,750
300,000	Step bond to yield 9.248% due 11/15/13	243,000
	DirecTV Holdings LLC/DirecTV Financing Co., Senior Notes:
49,000	8.375% due 3/15/13	54,513
450,000	6.375% due 6/15/15 (b)	450,000
	EchoStar DBS Corp.:
300,000	6.625% due 10/1/14	297,750
49,000	Senior Notes, 9.125% due 1/15/09	52,308
100,000	Emmis Communications Corp., Senior Notes, 9.314% due 6/15/12 (b)(c)	102,250
75,000	Houghton Mifflin Co., Senior Discount Notes, (zero coupon until 10/15/08, 11.500% thereafter), due 10/15/13 (a)(c)	55,125
150,000	LodgeNet Entertainment Corp., Senior Subordinated Debentures, 9.500% due 6/15/13	164,250
80,000	Mediacom Broadband LLC, Senior Notes, 11.000% due 7/15/13 (a)	87,000
100,000	Mediacom LLC/Mediacom Capital Corp., Senior Notes, 9.500% due 1/15/13 (a)	100,250
65,000	Nexstar Finance Holdings LLC, Senior Discount Notes, (zero coupon until 4/1/08, 11.375% thereafter), due 4/1/13 (c)	49,156
150,000	NextMedia Operating, Inc., Senior Subordinated Notes, 10.750% due 7/1/11	163,687
125,000	Radio One, Inc., Senior Subordinated Notes, Series B, 8.875% due 7/1/11	134,844
150,000	Rainbow National Services LLC, Senior Subordinated Debentures, 10.375% due 9/1/14 (b)	173,250

See Notes to Financial Statements.

Schedule of Investments

June 30, 2005 (unaudited) (continued)

Face Amount	Security	Value
Media — 7.5% (continued)
$225,000	Salem Communications Holding Corp., Series B, 9.000% due 7/1/11	$243,562
225,000	Sinclair Broadcast Group, Inc., Senior Subordinated Notes, 8.000% due 3/15/12	231,750
150,000	Spanish Broadcasting System, Inc., 9.625% due 11/1/09	157,688
	Yell Finance BV:
130,000	Senior Discount Notes, (zero coupon until 8/1/06, 13.500% thereafter), due 8/1/11 (a)(c)	130,975
23,000	Senior Notes, 10.750% due 8/1/11 (a)	25,473

	Total Media	4,740,909

Metal Fabricate-Hardware — 0.5%
300,000	Mueller Holdings, Inc., Discount Notes, (zero coupon until 4/15/09, 14.750% thereafter), due 4/15/14 (c)	220,500
	Wolverine Tube, Inc., Senior Notes:
50,000	7.375% due 8/1/08 (b)	43,750
25,000	10.500% due 4/1/09 (a)	23,875

	Total Metal Fabricate-Hardware	288,125

Mining — 0.4%
225,000	Novelis, Inc., Senior Notes, 7.250% due 2/15/15 (b)	226,969

Miscellaneous Manufacturing — 0.6%
175,000	Invensys PLC, Senior Notes, 9.875% due 3/15/11 (a)(b)	168,000
175,000	Koppers, Inc., Senior Secured Notes, 9.875% due 10/15/13	189,875

	Total Miscellaneous Manufacturing	357,875

Office Furnishings — 0.2%
150,000	Interface, Inc., Senior Subordinated Notes, 9.500% due 2/1/14 (a)	153,750

Office/Business Equipment — 0.2%
150,000	General Binding Corp., Senior Notes, 9.375% due 6/1/08	152,250

Oil & Gas — 3.0%
	Chesapeake Energy Corp., Senior Notes:
275,000	7.500% due 6/15/14	299,750
50,000	7.000% due 8/15/14	53,250
225,000	Exco Resources, Inc., Senior Notes, 7.250% due 1/15/11	226,125
225,000	Forest Oil Corp., Senior Notes, 8.000% due 12/15/11	249,188
215,000	Magnum Hunter Resources, Inc., Senior Notes, 9.600% due 3/15/12	239,725
225,000	Petronas Capital Ltd., 7.875% due 5/22/22	285,894
100,000	Pogo Producing Co., Senior Subordinated Notes, Series B, 8.250% due 4/15/11	106,750
100,000	Stone Energy Corp., Senior Subordinated Notes, 8.250% due 12/15/11	105,250
150,000	Swift Energy Co., Senior Subordinated Notes, 9.375% due 5/1/12	162,375
175,000	Vintage Petroleum, Inc., Senior Subordinated Notes, 7.875% due 5/15/11	185,500

	Total Oil & Gas	1,913,807

Oil & Gas Services — 0.7%
	Hanover Compressor Co.:
150,000	8.625% due 12/15/10	159,375
125,000	Subordinated Notes, zero coupon (yield to maturity, at issue 11.000%), due 3/31/07 (c)	110,625
150,000	Key Energy Services, Inc., Senior Notes, Series C, 8.375% due 3/1/08	155,625

	Total Oil & Gas Services	425,625

Packaging & Containers — 3.1%
150,000	Anchor Glass Container Corp., Senior Secured Notes, 11.000% due 2/15/13	117,750
150,000	Berry Plastics Corp., Senior Subordinated Notes, 10.750% due 7/15/12	164,438
225,000	Graphic Packaging International Corp., Senior Subordinated Notes, 9.500% due 8/15/13	227,812
75,000	Jefferson Smurfit Corp., Senior Notes, 8.250% due 10/1/12	75,750
	Owens-Brockway Glass Container, Inc.:
275,000	Senior Notes, 8.250% due 5/15/13	300,094
150,000	Senior Secured Notes, 7.750% due 5/15/11	160,125
265,000	Plastipak Holdings, Inc., Senior Notes, 10.750% due 9/1/11	293,487

See Notes to Financial Statements.

Schedule of Investments

June 30, 2005 (unaudited) (continued)

Face Amount	Security	Value
Packaging & Containers — 3.1% (continued)
	Pliant Corp.:
$ 42,549	Senior Secured Notes, 11.625% due 6/15/09 (b)	$45,740
75,000	Senior Secured Second Lien Notes, 11.125% due 9/1/09 (a)	73,500
170,000	Radnor Holdings Corp., Senior Notes, 11.000% due 3/15/10 (a)	116,875
	Smurfit-Stone Container Enterprises, Inc., Senior Notes:
25,000	9.750% due 2/1/11	26,563
225,000	8.375% due 7/1/12	228,375
25,000	Stone Container Finance Corp., Senior Notes, 7.375% due 7/15/14	23,625
150,000	Tekni-Plex, Inc., Senior Secured Notes, 8.750% due 11/15/13 (a)(b)	133,875

	Total Packaging & Containers	1,988,009

Pharmaceuticals — 0.4%
150,000	aaiPharma, Inc., Senior Subordinated Notes, 11.000% due 4/1/10 (a)(e)	79,500
175,000	Warner Chilcott Corp., 8.750% due 2/1/15 (b)	171,063

	Total Pharmaceuticals	250,563

Pipelines — 3.1%
	Dynegy Holdings, Inc.:
	Debentures:
225,000	7.125% due 5/15/18	215,437
250,000	7.625% due 10/15/26	239,375
75,000	Secured Notes, 10.125% due 7/15/13 (b)	85,125
150,000	Senior Secured Notes, 9.875% due 7/15/10 (b)	166,500
	El Paso Corp.:
	Medium-Term Notes, Senior Notes:
300,000	7.800% due 8/1/31 (a)	293,250
100,000	7.750% due 1/15/32 (a)	98,000
275,000	Notes, 7.875% due 6/15/12 (a)	284,625
100,000	Holly Energy Partners LP, Senior Notes, 6.250% due 3/1/15 (b)	98,000
	Williams Cos., Inc.:
	Notes:
125,000	7.875% due 9/1/21	142,813
200,000	8.750% due 3/15/32	241,250
75,000	Senior Notes, 7.625% due 7/15/19	84,750

	Total Pipelines	1,949,125

REITs — 1.0%
75,000	Felcor Lodging LP, Senior Notes, 9.000% due 6/1/11	82,312
	Host Marriott LP:
50,000	Notes, Series I, 9.500% due 1/15/07	53,250
300,000	Senior Notes, 7.125% due 11/1/13	314,250
	MeriStar Hospitality Corp., Senior Notes:
50,000	9.000% due 1/15/08 (a)	52,500
150,000	9.125% due 1/15/11 (a)	158,250

	Total REITs	660,562

Retail — 2.9%
175,000	Carrols Corp., Senior Subordinated Notes, 9.000% due 1/15/13 (b)	178,062
250,000	CSK Auto, Inc., Senior Subordinated Notes, 7.000% due 1/15/14	240,000
100,000	Eye Care Centers of America, Inc., Senior Subordinated Notes, 10.750% due 2/15/15 (b)	90,000
125,000	Finlay Fine Jewelry Corp., Senior Notes, 8.375% due 6/1/12 (a)	113,281
100,000	Friendly Ice Cream Corp., Senior Notes, 8.375% due 6/15/12 (a)	97,500
175,000	General Nutrition Centers, Inc., Senior Subordinated Notes, 8.500% due 12/1/10	140,875
125,000	Hines Nurseries, Inc., Senior Subordinated Notes, 10.250% due 10/1/11	129,375
120,000	Jafra Cosmetics International, Inc., Senior Subordinated Notes, 10.750% due 5/15/11	135,000
50,000	PETCO Animal Supplies, Inc., Senior Subordinated Notes, 10.750% due 11/1/11	56,000

See Notes to Financial Statements.

Schedule of Investments

June 30, 2005 (unaudited) (continued)

Face Amount	Security	Value
Retail — 2.9% (continued)
	Rite Aid Corp.:
$195,000	11.250% due 7/1/08	$205,969
25,000	Notes, 7.125% due 1/15/07 (a)	25,188
	Saks, Inc.:
50,000	9.875% due 10/1/11	54,375
35,000	Notes, 7.000% due 12/1/13	35,175
150,000	Senior Notes, 7.500% due 12/1/10	150,750
200,000	Sbarro, Inc., Senior Notes, 11.000% due 9/15/09 (a)	202,000

	Total Retail	1,853,550

Semiconductors — 0.6%
	Amkor Technology, Inc.:
	Senior Notes:
225,000	9.250% due 2/15/08 (a)	217,125
50,000	7.125% due 3/15/11 (a)	43,500
125,000	Senior Subordinated Notes, 10.500% due 5/1/09 (a)	108,438

	Total Semiconductors	369,063

Telecommunications — 6.2%
	American Tower Corp., Senior Notes:
121,000	9.375% due 2/1/09 (a)	127,504
75,000	7.500% due 5/1/12 (a)	80,438
175,000	AT&T Corp., Senior Notes, 9.750% due 11/15/31	228,594
150,000	Centennial Cellular Operating Co./Centennial Communications Corp., Senior Notes, 8.125% due 2/1/14	160,500
	Insight Midwest LP/Insight Capital, Inc., Senior Notes:
25,000	9.750% due 10/1/09	25,969
110,000	10.500% due 11/1/10	117,150
75,000	Intelsat Bermuda Ltd., Senior Notes, 7.805% due 1/15/12 (b)(c)	76,688
75,000	iPCS, Inc., Senior Notes, 11.500% due 5/1/12	84,000
475,000	Lucent Technologies, Inc., Debentures, 6.450% due 3/15/29	427,500
290,000	MCI, Inc., Senior Notes, 8.735% due 5/1/14	325,887
	Nextel Communications, Inc., Senior Notes:
150,000	6.875% due 10/31/13	161,062
375,000	7.375% due 8/1/15	406,875
49,000	PanAmSat Corp., 9.000% due 8/15/14	53,716
175,000	Qwest Corp., Notes, 8.875% due 3/15/12 (b)	191,187
	Qwest Services Corp., Secured Notes:
450,000	13.500% due 12/15/10	522,000
177,000	14.000% due 12/15/14	215,497
200,000	Rogers Wireless Communications, Inc., Senior Secured Notes, 7.500% due 3/15/15	218,500
75,000	SBA Communications Corp., Senior Notes, 8.500% due 12/1/12	81,187
98,000	SBA Telecommunications Inc., Senior Discount Notes, (zero coupon until 12/15/07, 9.750% thereafter), due 12/15/11 (c)	90,650
75,000	SpectraSite, Inc., Senior Notes, 8.250% due 5/15/10	79,875
125,000	Western Wireless Corp., Senior Notes, 9.250% due 7/15/13	142,969
125,000	Zeus Special Subsidiary Ltd., Senior Discount Notes, (zero coupon until 2/1/10, 9.250% thereafter), due 2/1/15 (b)(c)	84,062

	Total Telecommunications	3,901,810

Textiles — 0.2%
150,000	Simmons Co., Senior Subordinated Notes, 7.875% due 1/15/14 (a)	129,750

Transportation — 0.3%
175,000	OMI Corp., Senior Notes, 7.625% due 12/1/13	175,219

	TOTAL CORPORATE BONDS & NOTES (Cost — $44,699,497)	45,395,390

See Notes to Financial Statements.

Schedule of Investments

June 30, 2005 (unaudited) (continued)

Face Amount	Security	Value
CONVERTIBLE NOTE — 0.1%
Telecommunications — 0.1%
$ 50,000	American Tower Corp., Notes, 5.000% due 2/15/10 (Cost — $25,387)	$49,750

ASSET-BACKED SECURITY — 0.0%
Diversified Financial Services — 0.0%
123,463	Airplanes Pass-Through Trust, Series D, 10.875% due 3/15/12 (d)(e)(f) (Cost — $128,503)	0

SOVEREIGN BONDS† — 19.7%
Argentina — 0.8%
	Republic of Argentina:
75,000EUR	10.250% due 1/26/07	27,403
250,000	3.010% due 8/3/12 (c)	226,250
785,373ARS	5.830% due 12/31/33	267,857

	Total Argentina	521,510

Brazil — 4.7%
	Federative Republic of Brazil:
425,000	12.250% due 3/6/30	569,500
385,000	11.000% due 8/17/40	462,770
986,883	C Bonds, 8.000% due 4/15/14	1,010,630
864,717	DCB, Series L, 4.313% due 4/15/12 (c)	832,560
46,154	FLIRB, Series L, 4.250% due 4/15/09 (c)	45,289
47,062	NMB, Series L, 4.313% due 4/15/09 (c)	46,768

	Total Brazil	2,967,517

Bulgaria — 0.2%
90,000	Republic of Bulgaria, 8.250% due 1/15/15	113,513

Chile — 0.3%
175,000	Republic of Chile, 5.500% due 1/15/13	186,897

Colombia — 1.0%
	Republic of Colombia:
25,000	9.750% due 4/23/09	28,800
75,000	10.500% due 7/9/10	89,250
75,000	10.000% due 1/23/12	87,562
115,000	10.750% due 1/15/13	140,300
175,000	11.750% due 2/25/20	230,125
40,000	10.375% due 1/28/33	47,800

	Total Colombia	623,837

Ecuador — 0.2%
	Republic of Ecuador:
50,000	12.000% due 11/15/12 (b)	47,750
105,000	8.000% due 8/15/30 (c)	88,463

	Total Ecuador	136,213

El Salvador — 0.2%
100,000	Republic of El Salvador, 7.750% due 1/24/23 (b)	112,500

Mexico — 4.4%
	United Mexican States:
10,000	7.500% due 1/14/12	11,353
250,000	11.375% due 9/15/16	372,187
	Medium-Term Notes:
420,000	8.300% due 8/15/31	523,950
	Series A:
195,000	6.375% due 1/16/13	209,333
183,000	5.875% due 1/15/14	191,418
655,000	6.625% due 3/3/15	721,482

See Notes to Financial Statements.

Schedule of Investments

June 30, 2005 (unaudited) (continued)

Face Amount	Security	Value
Mexico — 4.4% (continued)
$400,000	8.000% due 9/24/22	$491,000
210,000	7.500% due 4/8/33	243,075

	Total Mexico	2,763,798

Panama — 0.7%
	Republic of Panama:
100,000	7.250% due 3/15/15	108,750
190,000	9.375% due 1/16/23-4/1/29	235,500
75,000	8.875% due 9/30/27	89,812

	Total Panama	434,062

Peru — 0.9%
	Republic of Peru:
85,000	9.125% due 2/21/12	100,300
225,000	9.875% due 2/6/15	278,831
50,000	8.750% due 11/21/33	56,625
99,000	FLIRB, 5.000% due 3/7/17 (c)	93,803
21,250	PDI, 5.000% due 3/7/17 (c)	20,373

	Total Peru	549,932

Philippines — 0.9%
	Republic of the Philippines:
25,000	8.250% due 1/15/14	25,250
125,000	9.375% due 1/18/17	134,375
325,000	10.625% due 3/16/25	364,601
25,000	FLIRB, Series B, 4.375% due 6/1/08 (c)	23,188
50,000	Senior Notes, 9.500% due 2/2/30	51,185

	Total Philippines	598,599

Russia — 2.8%
125,000	Aries Vermogensverwaltung GmbH, Russian Federation, Credit-Linked Notes, Series C, 9.600% due 10/25/14 (b)	162,656
	Russian Federation:
100,000	12.750% due 6/24/28 (b)	181,250
1,300,000	Step bond to yield 5.000% due 3/31/30 (b)	1,456,813

	Total Russia	1,800,719

South Africa — 0.4%
	Republic of South Africa:
75,000	9.125% due 5/19/09	87,281
150,000	6.500% due 6/2/14	166,969

	Total South Africa	254,250

Turkey — 1.0%
	Republic of Turkey:
125,000	11.500% due 1/23/12	160,000
270,000	11.875% due 1/15/30	390,487
75,000	Collective Action Securities, 9.500% due 1/15/14	88,875

	Total Turkey	639,362

Ukraine — 0.2%
130,673	Republic of Ukraine, 11.000% due 3/15/07 (b)	138,186

Uruguay — 0.2%
125,000	Republic of Uruguay, Benchmark Bonds, 7.250% due 2/15/11	125,625

See Notes to Financial Statements.

Schedule of Investments

June 30, 2005 (unaudited) (continued)

Face Amount	Security	Value
Venezuela — 0.8%
	Bolivarian Republic of Venezuela:
$ 75,000	5.375% due 8/7/10	$70,125
325,000	8.500% due 10/8/14	338,162
100,000	Collective Action Securities, 10.750% due 9/19/13	117,225

	Total Venezuela	525,512

	TOTAL SOVEREIGN BONDS (Cost — $11,252,257)	12,492,032

Shares
ESCROW SHARES — 0.0% (f)
100,000	Breed Technologies, Inc. (d)*	0
125,000	Imperial Holly Co., 9.750% due 12/15/07*	0
75,000	Pillowtex Corp., 9.000% due 12/15/49 (d)*	0
52,961	Vlasic Foods International, Inc., 0.000% due 1/1/49 (d)(e)*	1,917

	TOTAL ESCROW SHARES (Cost — $0)	1,917

Face Amount
LOAN PARTICIPATION — 0.1%
Morocco — 0.1%
39,820	Kingdom of Morocco, Tranche A, (JPMorgan Chase & Co.), 3.803% due 1/2/09 (Cost — $37,808)	39,422

Shares
COMMON STOCK — 1.3%
INDUSTRIALS — 0.0%
Commercial Services & Supplies — 0.0%
4,310	Continental AFA Dispensing Co. (d)(f)*	23,705

MATERIALS — 0.1%
Chemicals — 0.1%
2,597	Applied Extrusion Technologies, Inc., Class B Shares (a)(d)(f)*	60,468

TELECOMMUNICATION SERVICES — 1.2%
Diversified Telecommunication Services — 0.9%
4,835	Liberty Global, Inc., Series A Shares*	225,668
2,972	NTL, Inc.*	203,344
4,902	Telewest Global, Inc.*	111,668

		540,680

Wireless Telecommunication Services — 0.3%
2,533	SpectraSite, Inc.*	188,531

	TOTAL TELECOMMUNICATION SERVICES	729,211

	TOTAL COMMON STOCK (Cost — $633,375)	813,384

PREFERRED STOCK — 0.2%
FINANCIALS — 0.2%
Commercial Banks — 0.2%
6,000	Delphi Trust I (a)	112,020

Diversified Financial Services — 0.0%
219	TCR Holdings Corp., Class B Shares (d)(f)*	0
121	TCR Holdings Corp., Class C Shares (d)(f)*	0
318	TCR Holdings Corp., Class D Shares (d)(f)*	0
658	TCR Holdings Corp., Class E Shares (d)(f)*	1

		1

	TOTAL PREFERRED STOCK (Cost — $159,678)	112,021

See Notes to Financial Statements.

Schedule of Investments

June 30, 2005 (unaudited) (continued)

Shares	Security	Value
CONVERTIBLE PREFERRED STOCK — 0.3%
TELECOMMUNICATION SERVICES — 0.3%
Wireless Telecommunication Services — 0.3%
213	Alamosa Holdings, Inc., Series B (a) (Cost — $69,225)	$219,896

Warrants
WARRANTS — 0.0%
Capital Markets — 0.0%
504	Pillowtex Corp., expires 11/24/09 (d)(f)*	1

Communications Equipment — 0.0%
40	American Tower Corp., Class A Shares, expires 8/1/08 (b)*	11,854

Diversified Financial Services — 0.0%
114,832	ContiFinancial Corp., Liquidating Trust, Units of Interest (Represents interest in a trust in the liquidation of ContiFinancial Corp. and its affiliates), expires 3/25/05 (d)(f)*	144

	TOTAL WARRANTS (Cost — $2,602)	11,999

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $57,008,332)	59,135,811

Face Amount
SHORT-TERM INVESTMENTS — 22.3%
REPURCHASE AGREEMENTS (g) — 6.0%
$ 1,818,000	Interest in $414,454,000 joint tri-party repurchase agreement dated 6/30/05 with Deutsche Bank Securities, Inc., 3.350% due 7/1/05; Proceeds at maturity — $1,818,169; (Fully collateralized by various U.S. government agency obligations, 0.000% to 16.136% due 12/1/05 to 6/15/35; Market value — $1,854,380)	1,818,000
2,000,000	Interest in $599,362,000 joint tri-party repurchase agreement dated 6/30/05 with Merrill Lynch & Co., Inc., 3.350% due 7/1/05; Proceeds at maturity — $2,000,186; (Fully collateralized by various U.S. Treasury obligations & U.S. government agency obligations, 0.000% to 4.625% due 6/16/06 to 1/13/33; Market value — $2,040,002)	2,000,000

	TOTAL REPURCHASE AGREEMENTS (Cost — $3,818,000)	3,818,000

Shares
SECURITIES PURCHASED FROM SECURITIES LENDING COLLATERAL — 16.3%
10,350,105	State Street Navigator Securities Lending Trust Prime Portfolio (Cost — $10,350,105)	10,350,105

	TOTAL SHORT-TERM INVESTMENTS (Cost — $14,168,105)	14,168,105

	TOTAL INVESTMENTS — 115.6% (Cost — $71,176,437#)	73,303,916
	Liabilities In Excess of Other Assets — (15.6)%	(9,871,232)

	TOTAL NET ASSETS — 100.0%	$63,432,684

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.
(c)	Rate shown reflects rate in effect June 30, 2005, on instruments with variable rate or step coupon rates.
(d)	Illiquid security.
(e)	Security is currently in default.
(f)	Security is valued in good faith at fair value by or under the direction of the Board of Directors.
(g)	Securities with an aggregate market value of $3,818,000 are segregated for extended settlements.
†	Face amount denominated in U.S. dollars unless otherwise noted.
#	Aggregate cost for Federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ARS	—	Argentine Peso
DCB	—	Debt Conversion Bond
EUR	—	Euro Currency
FLIRB	—	Front-Loaded Interest Reduction Bonds
NMB	—	New Money Bond
PDI	—	Past Due Interest
REITs	—	Real Estate Investment Trust

See Notes to Financial Statements.

Statement of Assets and Liabilities

June 30, 2005 (unaudited)

ASSETS:
Investments, at value (Cost — $71,176,437)	$73,303,916
Foreign currency, at value (Cost — $6,124)	6,078
Cash	1,674
Dividends and interest receivable	1,207,627
Receivable for securities sold	128,814
Receivable for Fund shares sold	6,467

Total Assets	74,654,576

LIABILITIES:
Payable for loaned securities collateral (Notes 1 and 3)	10,350,105
Payable for securities purchased	739,259
Management fee payable	36,510
Payable for Fund shares repurchased	35,277
Administration fee payable	2,556
Distribution fees payable	2,474
Directors’ fees payable	1,476
Transfer agent fees payable	134
Accrued expenses	54,101

Total Liabilities	11,221,892

Total Net Assets	$63,432,684

NET ASSETS:
Par value (Note 7)	$6,324
Paid-in capital in excess of par value	59,082,968
Undistributed net investment income	1,943,577
Accumulated net realized gain on investments and foreign currency transactions	272,734
Net unrealized appreciation of investments and foreign currency transactions	2,127,081

Total Net Assets	$63,432,684

Shares Outstanding:
Class I	5,049,359

Class II	1,275,061

Net Asset Value:
Class I	$10.03

Class II	$10.03

See Notes to Financial Statements.

Statement of Operations

For the Six Months Ended June 30, 2005 (unaudited)

INVESTMENT INCOME:
Interest	$2,235,210
Securities lending	17,284
Dividends	8,184

Total Investment Income	2,260,678

EXPENSES:
Management fee (Note 2)	216,597
Custody	28,873
Shareholder reports (Note 5)	19,558
Administration fees (Note 2)	14,440
Audit and tax	12,230
Distribution fees (Notes 2 and 5)	12,005
Directors’ fees	5,745
Legal fees	3,583
Transfer agent fees (Note 5)	85
Miscellaneous expenses	3,231

Total Expenses	316,347
Less: Management fee waiver (Note 2)	(15,310)

Net Expenses	301,037

Net Investment Income	1,959,641

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS (NOTES 1 AND 3):
Net Realized Gain (Loss) From:
Investment transactions	332,386
Foreign currency transactions	(1,166)

Net Realized Gain	331,220

Change in Net Unrealized Appreciation/Depreciation From:
Investments	(1,337,880)
Foreign currencies	(398)

Change in Net Unrealized Appreciation/Depreciation	(1,338,278)

Net Loss on Investments and Foreign Currency Transactions	(1,007,058)

Increase in Net Assets From Operations	$952,583

See Notes to Financial Statements.

Statements of Changes in Net Assets

For the Six Months Ended June 30, 2005 (unaudited)

and the Year Ended December 31, 2004

	2005	2004
OPERATIONS:
Net investment income	$1,959,641	$3,284,077
Net realized gain	331,220	847,598
Change in net unrealized appreciation/depreciation	(1,338,278)	885,591

Increase in Net Assets From Operations	952,583	5,017,266

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 6):
Net investment income	—	(3,313,713)

Decrease in Net Assets From Distributions to Shareholders	—	(3,313,713)

FUND SHARE TRANSACTIONS (NOTE 7):
Net proceeds from sale of shares	11,083,818	19,245,870
Reinvestment of distributions	—	3,313,713
Cost of shares repurchased	(3,637,177)	(9,028,230)

Increase in Net Assets From Fund Share Transactions	7,446,641	13,531,353

Increase in Net Assets	8,399,224	15,234,906
NET ASSETS:
Beginning of period	55,033,460	39,798,554

End of period*	$63,432,684	$55,033,460

* Includes undistributed (overdistributed) net investment income, respectively of:	$1,943,577	$(16,064)

See Notes to Financial Statements.

Financial Highlights

(unaudited)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

	Class I Shares(1)
	2005(2)		2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$9.88		$9.47	$8.11	$8.13	$8.39	$9.22

Income (Loss) From Operations:
Net investment income	0.33		0.71	0.72	0.73	0.68	0.83
Net realized and unrealized gain (loss)	(0.18)		0.34	1.24	(0.14)	(0.25)	(0.83)

Total Income From Operations	0.15		1.05	1.96	0.59	0.43	—

Less Distributions From:
Net investment income	—		(0.64)	(0.60)	(0.61)	(0.69)	(0.83)

Total Distributions	—		(0.64)	(0.60)	(0.61)	(0.69)	(0.83)

Net Asset Value, End of Period	$10.03		$9.88	$9.47	$8.11	$8.13	$8.39

Total Return(3)	1.52%		11.09%	24.20%	7.31%	5.14%	(0.02)%
Net Assets, End of Period (000s)	$50,638		$47,916	$39,799	$20,469	$13,728	$9,517
Ratios to Average Net Assets:
Gross expenses	1.05	%(4)	1.14%	1.27%	1.52%	1.57%	1.78%
Net expenses(5)(6)	1.00	(4)	1.00	1.00	1.00	1.00	1.00
Net investment income	6.82	(4)	7.28	7.86	8.97	9.13	10.19
Portfolio Turnover Rate	19%		51%	50%	99%	88%	53%

(1)	Per share amounts have been calculated using the average shares method.
(2)	For the six months ended June 30, 2005 (unaudited).
(3)	Total returns do not reflect expenses associated with the separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Total returns for periods of less than one year are not annualized.
(4)	Annualized.
(5)	The investment manager has voluntarily waived a portion of its fees.
(6)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets of the fund will not exceed 1.00%.

See Notes to Financial Statements.

Financial Highlights

(unaudited) (continued)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

	Class II Shares(1)
	2005(2)	2004(3)
Net Asset Value, Beginning of Period	$9.90	$9.53

Income (Loss) From Operations:
Net investment income	0.32	0.54
Net realized and unrealized gain (loss)	(0.19)	0.44

Total Income From Operations	0.13	0.98

Less Distributions From:
Net investment income	—	(0.61)

Total Distributions	—	(0.61)

Net Asset Value, End of Period	$10.03	$9.90

Total Return(4)	1.31%	10.29%
Net Assets, End of Period (000s)	$12,795	$7,117
Ratios to Average Net Assets:(5)
Gross expenses	1.33%	1.67%
Net expenses(6)(7)	1.25	1.25
Net investment income	6.62	6.91
Portfolio Turnover Rate	19%	51%

(1)	Per share amounts have been calculated using the average shares method.
(2)	For the six months ended June 30, 2005 (unaudited).
(3)	For the period February 26, 2004 (inception date) to December 31, 2004.
(4)	Total returns do not reflect expenses associated with the separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Total returns for periods of less than one year are not annualized.
(5)	Annualized.
(6)	The investment manager has voluntarily waived a portion of its fees.
(7)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets of the fund will not exceed 1.25%.

See Notes to Financial Statements.

Notes to Financial Statements

(unaudited)

1.  Organization and Significant Accounting Policies

The Salomon Brothers Variable High Yield Bond Fund (the “Fund”), a separate diversified investment fund of the Salomon Brothers Variable Series Funds Inc (“Company”), a Maryland Corporation, is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end management investment company. The Fund is offered exclusively for use with certain variable annuity and variable life insurance contracts offered through the separate accounts of various life insurance companies, including affiliates of the investment manager, and qualified pension and retirement plans.

The following are significant accounting policies consistently followed by the Fund. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Lending of Portfolio Securities. The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations. In exchange for lending securities under the terms of the agreement with its custodian, the Fund receives a lender’s fee. Fees earned by the Fund on securities lending are recorded as securities lending income. Loans of securities by the Fund are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which varies depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund maintains the risk of any loss on the securities on loan as well as the potential loss on investments purchased with cash collateral received from securities lending.

(d) Loan Participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

Notes to Financial Statements

(unaudited) (continued)

The Fund will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

(e) Credit and Market Risk. The Fund invests in high-yield instruments that are subject to certain credit and market risks. The yields of high-yield debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment-grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(f) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method.

(g) Distributions to Shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(h) Class Accounting. Investment income, common expenses and realized/unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.

(i) Expenses. Direct expenses are charged to the Fund; general expenses of the Company are allocated to the funds within the Company based on each fund’s relative net assets.

(j) Federal and Other Taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements.

(k) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2.  Management Agreement and Other Transactions with Affiliates

Salomon Brothers Asset Management Inc. (“SBAM”), an indirect wholly-owned subsidiary of Citigroup Inc. (“Citigroup”), acts as investment manager to the Fund. The Fund pays SBAM fee calculated at the annual rate of 0.75% of the Fund’s average daily net assets. This fee is calculated daily and paid monthly.

During the six months ended June 30, 2005, the Fund’s, Class I and Class II shares had voluntary expense limitations in place of 1.00% and 1.25%, respectively, of each classes’ respective average daily net assets, resulting in waived management fees of $15,310. These expense limitations can be terminated at any time by SBFM.

Smith Barney Fund Management LLC (“SBFM”), another indirect wholly-owned subsidiary of Citigroup, acts as the Fund’s administrator. As compensation for its services, the Fund pays SBFM an administration fee calculated at the annual rate of 0.05% of the Fund’s average daily net assets. This fee is calculated daily and paid monthly.

Citigroup Global Markets Inc. (“CGM”) another indirect wholly-owned subsidiary of Citigroup, acts as the Fund’s distributor.

Notes to Financial Statements

(unaudited) (continued)

All officers and one Director of the Company are employees of Citigroup or its affiliates and do not receive compensation from the Company.

3.  Investments

During the six months ended June 30, 2005, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$18,997,952

Sales	$10,593,898

At June 30, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$3,458,153
Gross unrealized depreciation	(1,330,674)

Net unrealized appreciation	$2,127,479

At June 30, 2005, the Fund loaned securities having a market value of $9,886,274. The Fund received cash collateral amounting to $10,350,105 which was invested into the State Street Navigator Securities Lending Trust Prime Portfolio, a Rule 2a-7 money market fund, registered under the 1940 Act.

At June 30, 2005, the Fund held loan participations with a total cost of $37,808 and a total market value of $39,422.

4.  Line of Credit

The Fund, along with other affiliated funds, entered into an agreement with a bank which allows the funds collectively to borrow up to $150 million. Effective July 29, 2005, the Fund, along with other affiliated funds increased the line of credit to $250 million. Interest on borrowing, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the period ended June 30, 2005, the commitment fee allocated to the Fund was $560. Since the line of credit was established, there have been no borrowings.

5.  Class Specific Expenses

Pursuant to a Distribution Plan, the Fund pays a service fee with respect to its Class II shares calculated at the annual rate of 0.25% of the average daily net assets of the class. For the six months ended June 30, 2005, total Distribution fees, which are accrued daily and paid monthly, were $12,005, for Class II shares.

For the six months ended June 30, 2005, total Transfer Agent fees were as follows:

Transfer Agent Fees
Class I	$78
Class II	7

Notes to Financial Statements

(unaudited) (continued)

For the six months ended June 30, 2005, total Shareholder Reports expenses were as follows:

Shareholder Reports Expenses
Class I	$15,363
Class II	4,195

6.  Distributions Paid to Shareholders by Class

	Six Months Ended June 30, 2005	Year Ended December 31, 2004
Net Investment Income
Class I	—	$2,915,834
Class II	—	397,879	(1)

Total	—	$3,313,713

(1)	For the period February 26, 2004 (inception date) to December 31, 2004.

7.  Capital Shares

At June 30, 2005, the Company had 10,000,000,000 shares of capital stock authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest in the Fund and has the same rights, except that each class bears certain expenses, as discussed in Note 5.

Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2005		Year Ended December 31, 2004*
	Shares	Amount	Shares	Amount
Class I
Shares sold	555,964	$5,449,573	1,270,805	$12,449,992
Shares issued on reinvestment	—	—	295,477	2,915,834
Shares repurchased	(354,045)	(3,482,319)	(922,442)	(8,989,986)

Net Increase	201,919	$1,967,254	643,840	$6,375,840

Class II
Shares sold	572,171	$5,634,245	682,381	$6,795,878
Shares issued on reinvestment	—	—	40,271	397,879
Shares repurchased	(15,796)	(154,858)	(3,966)	(38,244)

Net Increase	556,375	$5,479,387	718,686	$7,155,513

*	For Class II shares transactions are for the period February 26, 2004 (inception date) to December 31, 2004.

8. Capital Loss Carryforward

On December 31, 2004, the Fund had, for federal income tax purposes, a capital loss carryforward of $39,234 which expires in 2010. This amount will be available to offset any future taxable capital gains.

Notes to Financial Statements

(unaudited) (continued)

9.  Change in Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP has resigned as the independent registered public accounting firm for the Fund effective June 17, 2005. The Fund’s Audit Committee has approved the engagement of KPMG LLP as the Fund’s new independent registered public accounting firm for the fiscal year ending December 31, 2005. A majority of the Fund’s Board of Directors, including a majority of the independent Directors, approved the appointment of KPMG LLP.

The reports of PricewaterhouseCoopers LLP on the Fund’s financial statements for each of the last two fiscal years contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. There have been no disagreements with PricewaterhouseCoopers LLP during the Fund’s two most recent fiscal years and any subsequent interim period on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure which, if not resolved to the satisfaction of PricewaterhouseCoopers LLP, would have caused them to make reference thereto in their reports on the financial statements for such years.

10.  Additional Information

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”) and Citigroup Global Markets Inc. (“CGMI”) relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Funds”).

The SEC order finds that SBFM and CGMI willfully violated Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act”). Specifically, the order finds that SBFM and CGMI knowingly or recklessly failed to disclose to the boards of the Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that includes the fund’s investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGMI. The order also finds that SBFM and CGMI willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Funds’ best interests and that no viable alternatives existed. SBFM and CGMI do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

The SEC censured SBFM and CGMI and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan to be prepared by Citigroup and submitted within 90 days of the entry of the order for approval by the SEC. The order also requires that transfer agency fees received from the Funds since December 1, 2004 less certain expenses be placed in escrow and provides that a portion of such fees may be subsequently distributed in accordance with the terms of the order.

The order requires SBFM to recommend a new transfer agent contract to the Fund boards within 180 days of the entry of the order; if a Citigroup affiliate submits a proposal to serve as transfer agent or sub-transfer agent, an independent monitor must be engaged at the expense of SBFM and CGMI to oversee a competitive bidding process. Under the order, Citigroup also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004. That policy, as amended, among

Notes to Financial Statements

(unaudited) (continued)

other things, requires that when requested by a Fund board, CAM will retain at its own expense an independent consulting expert to advise and assist the board on the selection of certain service providers affiliated with Citigroup.

At this time, there is no certainty as to how the proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the Funds. The Fund did not implement the contractual arrangement described above and will not receive any payments.

11.  Other Matters

On June 24, 2005, Citigroup announced that it has signed a definitive agreement under which Citigroup will sell substantially all of its worldwide asset management business to Legg Mason, Inc. (“Legg Mason”).

As part of this transaction, SBAM the ( “Manager”), currently an indirect wholly owned subsidiary of Citigroup, would become an indirect wholly owned subsidiary of Legg Mason. The Manager is the investment manager to the Fund.

The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, Citigroup expects the transaction to be completed later this year.

Under the 1940 Act, consummation of the transaction will result in the automatic termination of the investment management contract between the Fund and the Manager. Therefore, the Fund’s Board of Directors will be asked to approve a new investment management contract between the Fund and the Manager. If approved by the Board, the new investment management contract will be presented to the shareholders of the Fund for their approval.

Subsequently, on August 12, 2005, the Board approved the new investment contract between the Fund and the Manager.

12.  Subsequent Event

On July 26, 2005, the Board of Directors approved a new management fee effective October 1, 2005. The new management fee will be calculated daily and paid monthly at the annual rate of Fund’s average daily net assets as follows:

Average Daily Net Assets	Annual Rate
First $1 billion	0.800%
Next $1 billion	0.775
Next $3 billion	0.750
Over $5 billion	0.700

The Board of Directors also terminated the administration agreement with SBFM.

Salomon Brothers Variable Series Funds Inc

Directors

CAROL L. COLMAN

DANIEL P. CRONIN

LESLIE H. GELB

R. JAY GERKEN, CFA

Chairman

WILLIAM R. HUTCHINSON

RIORDAN ROETT

JESWALD W. SALACUSE

Officers

R. JAY GERKEN, CFA

President and
Chief Executive Officer

ANDREW B. SHOUP

Senior Vice President and
Chief Administrative Officer

FRANCES M. GUGGINO

Chief Financial Officer

and Treasurer

ALAN J. BLAKE

Executive Vice President

JAMES E. CRAIGE, CFA

Executive Vice President

ROBERT FEITLER

Executive Vice President

VINCENT GAO, CFA

Executive Vice President

JOHN G. GOODE

Executive Vice President

PETER J. HABLE

Executive Vice President

ROGER M. LAVAN, CFA

Executive Vice President

MARK. J. MCALLISTER, CFA

Executive Vice President

BETH A. SEMMEL, CFA

Executive Vice President

PETER J. WILBY, CFA

Executive Vice President

GEORGE J. WILLIAMSON

Executive Vice President

ANDREW BEAGLEY

Vice President, Chief
Anti-Money Laundering
Compliance Officer and
Chief Compliance Officer

WENDY S. SETNICKA

Controller

ROBERT I. FRENKEL

Secretary and Chief Legal Officer

Investment Manager

Salomon Brothers Asset Management Inc

399 Park Avenue

New York, New York 10022

Custodian

State Street Bank and Trust Company

225 Franklin Street

Boston, Massachusetts 02110

Legal Counsel

Simpson Thacher & Bartlett LLP

425 Lexington Avenue

New York, New York 10017-3909

Independent Registered Public Accounting Firm

KPMG LLP

345 Park Avenue

New York, New York 10154

Salomon Brothers Variable Series Funds Inc

Salomon Brothers Variable High Yield Bond Fund

The Fund is a separate investment fund of the Salomon Brothers Variable Series Funds Inc, a Maryland corporation.

This report is submitted for the general information of the shareholders of Salomon Brothers Variable Series Funds Inc — Salomon Brothers Variable High Yield Bond Fund and is not for use with the general public.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

The Fund files its complete schedule of portfolio holdings with Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 1-800-446-1013.

Information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-800-446-1013, (2) on the Fund’s website at www.citigroupam.com and (3) on the SEC’s website at www.sec.gov.

399 PARK AVENUE • NEW YORK, NEW YORK 10022	05-8942

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. [RESERVED]

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)	Not applicable.

(b)	Attached hereto.

Exhibit 99.CERT	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Salomon Brothers Variable Series Funds Inc

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Salomon Brothers Variable Series Funds Inc

Date:	September 6, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Salomon Brothers Variable Series Funds Inc

Date:	September 6, 2005

By:	/s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer of
Salomon Brothers Variable Series Funds Inc

Date:	September 6, 2005